PAYDEN FUNDS
Payden Corporate Bond Fund — Investor Class
Supplement dated May 9, 2011 to Prospectus dated February 28, 2011
This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.
Gregory Tornga, who was a portfolio manager for the Payden Corporate Bond Fund, has left the investment adviser for the Fund, Payden & Rygel, to join a firm in the Pacific Northwest. Michael Salvay, a Managing Principal of Payden & Rygel, is the senior portfolio manager for the Fund and continues to have overall responsibility for the Fund’s investments.

PAYDEN FUNDS
Payden High Income Fund — Investor Class
Supplement dated May 9, 2011 to Prospectus dated February 28, 2011
This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.
Gregory Tornga, who was a portfolio manager for the Payden High Income Fund, has left the investment adviser for the Fund, Payden & Rygel, to join a firm in the Pacific Northwest. Sabur Moini, a Senior Vice President of Payden & Rygel, is the senior portfolio manager for the Fund and continues to have overall responsibility for the Fund’s investments.

PAYDEN FUNDS
Payden High Income Fund — Adviser Class
Supplement dated May 9, 2011 to Prospectus dated February 28, 2011
This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.
Gregory Tornga, who was a portfolio manager for the Payden High Income Fund, has left the investment adviser for the Fund, Payden & Rygel, to join a firm in the Pacific Northwest. Sabur Moini, a Senior Vice President of Payden & Rygel, is the senior portfolio manager for the Fund and continues to have overall responsibility for the Fund’s investments.

PAYDEN FUNDS
Statement of Additional Information
Supplement dated May 9, 2011 to Statement of Additional Information dated February 28, 2011
This Supplement provides new and additional information and should be read in conjunction with the Statement of Additional Information referred to above.
Gregory Tornga, who was a portfolio manager for the Payden High Income Fund and the Payden Corporate Bond Fund, has left the investment adviser for the Fund, Payden & Rygel, to join a firm in the Pacific Northwest.
In the Statement of Additional Information, under the heading “Portfolio Managers,” the entry for Mr. Tornga on page 62 of the Statement of Additional Information has been deleted.